The Gabelli Equity Trust Inc.
Schedule of Investments — September 30, 2025 (Unaudited)
Shares
Market
Value
COMMON STOCKS — 97 .2%
Financial Services — 13 .6%
47,500 Aegon Ltd. ...................... $ 381,003
250 Affiliated Managers Group Inc. ........ 59,607
4,445 Ally Financial Inc. ................. 174,244
168,500 American Express Co. .............. 55,968,960
8,500 Apollo Global Management Inc. ....... 1,132,795
400 Arthur J. Gallagher & Co. ............ 123,896
1,900 Axis Capital Holdings Ltd. ........... 182,020
11,500 Banco Bilbao Vizcaya Argentaria SA .... 220,616
75,000 Banco Santander SA , ADR ........... 786,000
36,000 Bank of America Corp. .............. 1,857,240
85 Berkshire Hathaway Inc. , Cl. A † ....... 64,107,000
3,750 Berkshire Hathaway Inc. , Cl. B † ....... 1,885,275
38,000 Blackstone Inc. ................... 6,492,300
166,000 Blue Owl Capital Inc. ............... 2,810,380
670 Capital One Financial Corp. ........... 142,429
15,000 Cipher Mining Inc. † ................ 188,850
74,220 Citigroup Inc. .................... 7,533,330
3,375 Commerzbank AG ................. 127,154
21,245 Credit Agricole SA ................. 417,042
5,000 Cullen/Frost Bankers Inc. ............ 633,850
192,800 Dah Sing Banking Group Ltd. ......... 242,798
101,800 Dah Sing Financial Holdings Ltd. ...... 444,511
45,200 Daiwa Securities Group Inc. .......... 367,536
30,000 Deutsche Bank AG ................ 1,062,300
4,917 Diamond Hill Investment Group Inc. .... 688,429
122,500 DigitalBridge Group Inc. ............ 1,433,250
60,800 E-L Financial Corp. Ltd. ............. 706,865
3,000 EXOR NV ....................... 293,043
478 Farmers & Merchants Bank of Long Beach 3,412,920
8,076 First American Financial Corp. ........ 518,802
357 First Citizens BancShares Inc. , Cl. A .... 638,730
16,526 Flushing Financial Corp. ............. 228,224
9,707,428 GAM Holding AG † ................. 1,804,785
6,500 ING Groep NV .................... 168,461
118,000 Interactive Brokers Group Inc. , Cl. A .... 8,119,580
8,000 Intercontinental Exchange Inc. ........ 1,347,840
20,000 Invesco Ltd. ..................... 458,800
66,200 Janus Henderson Group plc .......... 2,946,562
12,800 Japan Post Bank Co. Ltd. ............ 157,052
79,200 Jefferies Financial Group Inc. ......... 5,181,264
30,600 JPMorgan Chase & Co. ............. 9,652,158
6,000 Julius Baer Group Ltd. .............. 414,245
27,200 Kinnevik AB , Cl. A † ................ 243,270
8,190 KKR & Co. Inc. ................... 1,064,290
13,000 Loews Corp. ..................... 1,305,070
100 LPL Financial Holdings Inc. .......... 33,269
44,500 Marsh & McLennan Companies Inc. .... 8,968,085
2,550 Moelis & Co. , Cl. A ................ 181,866
9,640 Moody's Corp. ................... 4,593,267
27,000 Morgan Stanley .................. 4,291,920
Shares
Market
Value
20,535 NatWest Group plc ................ $ 144,053
5,496 NN Group NV .................... 386,509
6,000 Peapack-Gladstone Financial Corp. ..... 165,600
40,000 Polar Capital Holdings plc ........... 257,952
13,077 Prosus NV ...................... 920,262
3,500 Root Inc. , Cl. A † .................. 313,285
43,500 S&P Global Inc. .................. 21,171,885
10,950 Shinhan Financial Group Co. Ltd. , ADR .. 551,552
1,100 Silvercrest Asset Management Group Inc. ,
Cl. A ......................... 17,325
28,249 Sony Financial Group Inc. , ADR † ...... 156,499
6,023 Southern First Bancshares Inc. † ....... 265,735
9,987 Standard Chartered plc ............. 192,809
75,800 State Street Corp. ................. 8,793,558
55,000 Synovus Financial Corp. ............ 2,699,400
58,500 T. Rowe Price Group Inc. ............ 6,004,440
2,400 Texas Capital Bancshares Inc. † ........ 202,872
174,700 The Bank of East Asia Ltd. ........... 271,638
118,600 The Bank of New York Mellon Corp. .... 12,922,656
4,800 The Goldman Sachs Group Inc. ....... 3,822,480
20,000 The PNC Financial Services Group Inc. .. 4,018,600
13,750 The Westaim Corp. † ............... 283,852
21,645 Tiptree Inc. ...................... 414,935
30,000 TP ICAP Group plc ................ 111,156
16,000 Truist Financial Corp. ............... 731,520
16,263 TrustCo Bank Corp. NY ............. 590,347
1,600 UniCredit SpA .................... 121,106
37,500 W. R. Berkley Corp. ................ 2,873,250
6,550 Webster Financial Corp. ............. 389,332
87,500 Wells Fargo & Co. ................. 7,334,250
23,348 Westwood Holdings Group Inc. ....... 385,009
1,000 Wintrust Financial Corp. ............ 132,440
282,839,490
Equipment and Supplies — 8 .0%
3,000 3M Co. ........................ 465,540
299,200 AMETEK Inc. .................... 56,249,600
28,000 Amphenol Corp. , Cl. A .............. 3,465,000
48,000 Ardagh Metal Packaging SA .......... 191,520
279,000 Donaldson Co. Inc. ................ 22,836,150
19,000 Federal Signal Corp. ............... 2,260,810
164,300 Flowserve Corp. .................. 8,730,902
36,000 Franklin Electric Co. Inc. ............ 3,427,200
7,000 Hubbell Inc. ..................... 3,012,170
100,200 IDEX Corp. ...................... 16,308,552
20,000 Ilika plc † ....................... 12,104
15,525 Kimball Electronics Inc. † ............ 463,577
144,500 Mueller Industries Inc. .............. 14,610,395
57,000 Mueller Water Products Inc. , Cl. A ..... 1,454,640
8,000 Sealed Air Corp. .................. 282,800
20,000 Tenaris SA , ADR .................. 715,400
80,000 The Timken Co. ................... 6,014,400

The Gabelli Equity Trust Inc.
Schedule of Investments (Continued) — September 30, 2025 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Equipment and Supplies (Continued)
11,200 The Toro Co. ..................... $ 853,440
59,000 The Weir Group plc ................ 2,167,817
82,200 Watts Water Technologies Inc. , Cl. A .... 22,956,816
5,000 Xerox Holdings Corp. .............. 18,800
166,497,633
Food and Beverage — 7 .2%
6,000 Ajinomoto Co. Inc. ................ 172,269
2,100 Anheuser-Busch InBev SA/NV ........ 125,248
171,000 BellRing Brands Inc. † .............. 6,215,850
90,800 Brown-Forman Corp. , Cl. A .......... 2,443,428
18,200 Constellation Brands Inc. , Cl. A ........ 2,450,994
25,000 Crimson Wine Group Ltd. † ........... 129,585
171,500 Danone SA ...................... 14,932,085
6,000 Darling Ingredients Inc. † ............ 185,220
780,000 Davide Campari-Milano NV .......... 4,917,626
4,250 Diageo plc ...................... 101,485
142,000 Diageo plc , ADR .................. 13,551,060
86,000 Farmer Brothers Co. † .............. 147,060
90,000 Flowers Foods Inc. ................ 1,174,500
79,500 Fomento Economico Mexicano SAB de CV ,
ADR ......................... 7,841,085
1,670,000 Grupo Bimbo SAB de CV , Cl. A ........ 5,932,793
3,000 Heineken Holding NV ............... 205,517
42,550 Heineken NV .................... 3,318,066
3,200 Ingredion Inc. .................... 390,752
97,200 ITO EN Ltd. ..................... 2,287,948
54,900 Kerry Group plc , Cl. A .............. 4,963,061
2,000 Kerry Group plc , Cl. A .............. 180,217
8,000 Keurig Dr Pepper Inc. .............. 204,080
9,550 LVMH Moet Hennessy Louis Vuitton SE .. 5,835,938
35,000 Maple Leaf Foods Inc. .............. 905,619
62,000 Molson Coors Beverage Co. , Cl. B ...... 2,805,500
163,000 Mondelēz International Inc. , Cl. A ...... 10,182,610
28,000 Morinaga Milk Industry Co. Ltd. ....... 655,861
20,000 Nestlé SA ....................... 1,835,814
140,000 Niagen Bioscience Inc. † ............. 1,306,200
13,000 Nomad Foods Ltd. ................ 170,950
87,000 PepsiCo Inc. ..................... 12,218,280
38,000 Pernod Ricard SA ................. 3,727,045
37,000 Post Holdings Inc. † ................ 3,976,760
40,000 Remy Cointreau SA ................ 2,159,313
9,000 The Boston Beer Co. Inc. , Cl. A † ....... 1,902,780
138,500 The Campbell's Company ........... 4,373,830
60,000 The Coca-Cola Co. ................ 3,979,200
14,500 The Hershey Co. .................. 2,712,225
22,700 The J.M. Smucker Co. .............. 2,465,220
107,000 The Kraft Heinz Co. ................ 2,786,280
20,000 The Simply Good Foods Co. † ......... 496,400
42,000 Tootsie Roll Industries Inc. ........... 1,760,640
Shares
Market
Value
10,000 TreeHouse Foods Inc. † ............. $ 202,100
40,000 Tyson Foods Inc. , Cl. A ............. 2,172,000
646,000 Yakult Honsha Co. Ltd. ............. 10,534,057
151,034,551
Diversified Industrial — 7 .1%
500 Agilent Technologies Inc. ............ 64,175
412,000 Ampco-Pittsburgh Corp. † ........... 943,480
41,500 AZZ Inc. ........................ 4,528,895
149,600 Crane Co. ....................... 27,547,344
710 Eaton Corp. plc ................... 265,718
4,000 Esab Corp. ...................... 446,960
20,000 Fluor Corp. † ..................... 841,400
25,525 General Electric Co. ................ 7,678,431
120,700 Greif Inc. , Cl. A ................... 7,213,032
12,000 Greif Inc. , Cl. B ................... 739,320
17,000 Griffon Corp. .................... 1,294,550
7,500 GXO Logistics Inc. † ............... 396,675
620,000 Hertz Global Holdings Inc. † .......... 4,216,000
108,500 Honeywell International Inc. .......... 22,839,250
4,500 ICF International Inc. ............... 417,600
28,000 Ingersoll Rand Inc. ................ 2,313,360
95,000 ITT Inc. ........................ 16,982,200
24,500 Kennametal Inc. .................. 512,785
50,000 Myers Industries Inc. .............. 847,000
95,000 NIQ Global Intelligence plc † .......... 1,491,500
17,500 nVent Electric plc ................. 1,726,200
101,000 Park-Ohio Holdings Corp. ........... 2,145,240
10,777 Parsons Corp. † ................... 893,629
9,454 Proto Labs Inc. † .................. 472,984
20,000 PureCycle Technologies Inc. † ......... 263,000
315 Rheinmetall AG ................... 733,919
500 Roper Technologies Inc. ............ 249,345
900 Siemens AG ..................... 242,183
9,000 Smiths Group plc ................. 284,689
3,000 Societe Generale SA ............... 198,508
388,500 Steel Partners Holdings LP † .......... 16,418,010
15,307 Stratasys Ltd. † ................... 171,438
10,500 Sulzer AG ....................... 1,778,029
2,000 Symrise AG ..................... 173,853
73,000 Textron Inc. ..................... 6,167,770
4,000 The Eastern Co. .................. 93,840
300 The Sherwin-Williams Co. ........... 103,878
100,000 Toray Industries Inc. ............... 639,213
19,200 Trane Technologies plc ............. 8,101,632
85,013 Tredegar Corp. † .................. 682,654
82,000 Trinity Industries Inc. ............... 2,299,280
3,800 Valmont Industries Inc. ............. 1,473,374
1,000 VeriSign Inc. .................... 279,570
147,171,913
Automotive: Parts and Accessories — 4 .9%
7,500 Aptiv plc † ...................... 646,650

The Gabelli Equity Trust Inc.
Schedule of Investments (Continued) — September 30, 2025 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Automotive: Parts and Accessories (Continued)
2,500 Atmus Filtration Technologies Inc. ..... $ 112,725
74,000 BorgWarner Inc. .................. 3,253,040
334,900 Dana Inc. ....................... 6,711,396
350,000 Dowlais Group plc ................. 376,101
13,585 Ducommun Inc. † ................. 1,305,926
205,000 Garrett Motion Inc. ................ 2,792,100
159,000 Genuine Parts Co. ................. 22,037,400
83,000 Modine Manufacturing Co. † .......... 11,799,280
433,750 O'Reilly Automotive Inc. † ............ 46,762,588
8,000 Phinia Inc. ...................... 459,840
105,000 Standard Motor Products Inc. ........ 4,286,100
26,600 Strattec Security Corp. † ............. 1,810,396
98,000 Superior Industries International Inc. † ... 8,634
102,362,176
Entertainment — 4 .6%
113,000 Atlanta Braves Holdings Inc. , Cl. A † .... 5,138,110
243,862 Atlanta Braves Holdings Inc. , Cl. C † .... 10,142,220
121,000 Brightstar Lottery plc ............... 2,087,250
10,000 Charter Communications Inc. , Cl. A † .... 2,751,050
1,800 Flutter Entertainment plc † ........... 457,200
90,000 Genting Singapore Ltd. ............. 51,281
1,690,000 Grupo Televisa SAB , ADR ............ 4,546,100
14,573 Liberty Media Corp.-Liberty Live , Cl. A † .. 1,374,234
61,927 Liberty Media Corp.-Liberty Live , Cl. C † .. 6,005,061
20,000 Lionsgate Studios Corp. † ............ 138,000
114,974 Madison Square Garden Entertainment
Corp. † ....................... 5,201,424
94,767 Madison Square Garden Sports Corp. † .. 21,512,109
1,780 Netflix Inc. † ..................... 2,134,078
383,000 Ollamani SAB † ................... 1,148,153
146,974 Sphere Entertainment Co. † .......... 9,130,025
80 Spotify Technology SA † ............. 55,840
1,000 Starz Entertainment Corp. † .......... 14,730
11,000 Take-Two Interactive Software Inc. † .... 2,841,960
40,000 TBS Holdings Inc. ................. 1,519,559
64,200 The Walt Disney Co. ............... 7,350,900
8,000 TKO Group Holdings Inc. ............ 1,615,680
58,000 Universal Entertainment Corp. † ....... 382,784
819,000 Vivendi SE ...................... 2,882,718
355,750 Warner Bros Discovery Inc. † ......... 6,947,797
95,428,263
Energy and Utilities — 3 .9%
1,000 American Water Works Co. Inc. ....... 139,190
49,500 APA Corp. ...................... 1,201,860
40,000 Baker Hughes Co. ................. 1,948,800
21,000 BP plc , ADR ..................... 723,660
3,000 Chevron Corp. ................... 465,870
16,000 CMS Energy Corp. ................ 1,172,160
155,500 ConocoPhillips ................... 14,708,745
Shares
Market
Value
98,400 Enbridge Inc. .................... $ 4,965,264
81,000 Energy Transfer LP ................ 1,389,960
58,000 Enterprise Products Partners LP ....... 1,813,660
43,000 Essential Utilities Inc. .............. 1,715,700
32,500 Evergy Inc. ...................... 2,470,650
19,200 Eversource Energy ................ 1,365,888
38,600 Exxon Mobil Corp. ................ 4,352,150
805 GE Vernova Inc. .................. 494,994
218,000 Halliburton Co. ................... 5,362,800
20,000 Kimbell Royalty Partners LP .......... 269,800
12,500 Kinder Morgan Inc. ................ 353,875
7,200 Marathon Petroleum Corp. ........... 1,387,728
122,200 National Fuel Gas Co. .............. 11,287,614
30,000 New Fortress Energy Inc. † ........... 66,300
61,750 NextEra Energy Inc. ................ 4,661,508
4,000 Niko Resources Ltd. † .............. 0
2,779 Noble Corp. plc ................... 78,590
18,000 NOV Inc. ....................... 238,500
35,000 Oceaneering International Inc. † ....... 867,300
9,000 Phillips 66 ...................... 1,224,180
35,000 Portland General Electric Co. ......... 1,540,000
45,000 RPC Inc. ....................... 214,200
116,500 Schlumberger NV ................. 4,004,105
2,500 Sempra ........................ 224,950
2,450 Severn Trent plc .................. 85,275
17,000 Southwest Gas Holdings Inc. ......... 1,331,780
97,000 The AES Corp. ................... 1,276,520
16,500 TXNM Energy Inc. ................. 933,075
61,000 UGI Corp. ....................... 2,028,860
131,000 Venture Global Inc. , Cl. A ............ 1,858,890
36,950 Vitesse Energy Inc. ................ 858,348
3,300 Weatherford International plc ......... 225,819
129,000 XPLR Infrastructure LP ............. 1,311,930
80,620,498
Machinery — 3 .7%
24,200 Astec Industries Inc. ............... 1,164,746
12,800 Caterpillar Inc. ................... 6,107,520
518,000 CNH Industrial NV ................. 5,620,300
98,800 Deere & Co. ..................... 45,177,288
6,688 Regal Rexnord Corp. ............... 959,327
121,500 Xylem Inc. ...................... 17,921,250
76,950,431
Business Services — 3 .6%
8,000 Allegion plc ..................... 1,418,800
460,000 Clear Channel Outdoor Holdings Inc. † ... 726,800
1,039,000 Havas NV ....................... 1,909,656
16,000 Jardine Matheson Holdings Ltd. ....... 1,008,000
11,000 Lamar Advertising Co. , Cl. A, REIT ..... 1,346,620
90,750 Mastercard Inc. , Cl. A .............. 51,619,508
121,495 Paysafe Ltd. † .................... 1,569,715
10,000 Pitney Bowes Inc. ................. 114,100

The Gabelli Equity Trust Inc.
Schedule of Investments (Continued) — September 30, 2025 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Business Services (Continued)
131,500 Resideo Technologies Inc. † .......... $ 5,678,170
12,000 The Brink's Co. ................... 1,402,320
46,000 The Interpublic Group of Companies Inc. . 1,283,860
32,000 UL Solutions Inc. , Cl. A ............. 2,267,520
11,900 Visa Inc. , Cl. A ................... 4,062,422
74,407,491
Aerospace and Defense — 3 .5%
1,000 Airbus SE ....................... 231,757
10,000 Avio SpA ....................... 628,117
1,000 Embraer SA , ADR ................. 60,450
200 Firefly Aerospace Inc. † ............. 5,864
7,000 Hexcel Corp. ..................... 438,900
1,315 Howmet Aerospace Inc. ............. 258,042
10,000 Innovative Solutions and Support Inc. † .. 124,900
200 Karman Holdings Inc. † ............. 14,440
12,000 Kratos Defense & Security Solutions Inc. † 1,096,440
8,000 L3Harris Technologies Inc. ........... 2,443,280
1,500 Lockheed Martin Corp. ............. 748,815
17,300 Northrop Grumman Corp. ........... 10,541,236
2,945,000 Rolls-Royce Holdings plc ............ 47,132,693
1,000 RTX Corp. ...................... 167,330
5,000 StandardAero Inc. † ................ 136,450
1,500 Thales SA ...................... 469,503
40,900 The Boeing Co. † .................. 8,827,447
73,325,664
Health Care — 3 .3%
463 AbbVie Inc. ..................... 107,203
14,000 Alcon AG ....................... 1,043,140
24,200 Amgen Inc. ..................... 6,829,240
12,000 Bausch + Lomb Corp. † ............. 180,840
31,000 Baxter International Inc. ............. 705,870
2,000 Becton Dickinson & Co. ............. 374,340
7,000 Biogen Inc. † ..................... 980,560
27,500 BioMarin Pharmaceutical Inc. † ........ 1,489,400
2,000 Bio-Rad Laboratories Inc. , Cl. A † ...... 560,780
63,400 Boston Scientific Corp. † ............ 6,189,742
750 Bridgebio Pharma Inc. † ............. 38,955
82,000 Bristol-Myers Squibb Co. ............ 3,698,200
6,310 Cencora Inc. ..................... 1,972,064
12,000 CVS Group plc ................... 201,412
238,000 Demant A/S † .................... 8,242,716
470 Eli Lilly & Co. .................... 358,610
2,000 Enovis Corp. † .................... 60,680
9,000 Evolent Health Inc. , Cl. A † ........... 76,140
10,650 Exact Sciences Corp. † .............. 582,662
2,800 Gilead Sciences Inc. ............... 310,800
3,000 Glaukos Corp. † ................... 244,650
25,000 Haleon plc ...................... 111,761
100 HCA Healthcare Inc. ............... 42,620
Shares
Market
Value
48,000 Henry Schein Inc. † ................ $ 3,185,760
5,597 Incyte Corp. † .................... 474,682
9,360 Indivior plc † ..................... 155,843
420 Intuitive Surgical Inc. † .............. 187,837
21,200 Johnson & Johnson ............... 3,930,904
69,000 Merck & Co. Inc. .................. 5,791,170
66,900 Novartis AG , ADR ................. 8,579,256
35,000 Option Care Health Inc. † ............ 971,600
40,000 Perrigo Co. plc ................... 890,800
21,500 Pfizer Inc. ...................... 547,820
10,000 QuidelOrtho Corp. † ................ 294,500
400 Roche Holding AG, Genusschein ....... 130,595
15,500 Sandoz Group AG , ADR ............. 924,265
2,100 Sanofi SA ....................... 193,665
9,750 Smith & Nephew plc ............... 175,383
350 Soleno Therapeutics Inc. † ........... 23,660
690 Stryker Corp. .................... 255,072
335 Tenet Healthcare Corp. † ............. 68,018
1,400 Teva Pharmaceutical Industries Ltd. , ADR † 28,280
2,150 The Cigna Group .................. 619,738
15,700 Tristel plc ....................... 76,436
10,825 UnitedHealth Group Inc. ............ 3,737,873
11,996 Valeritas Holdings Inc. † (a) ........... 0
80 Vertex Pharmaceuticals Inc. † ......... 31,331
4,000 Waters Corp. † ................... 1,199,240
15,000 Zimmer Biomet Holdings Inc. ......... 1,477,500
20,000 Zimvie Inc. † ..................... 378,800
5,500 Zoetis Inc. ...................... 804,760
608 Zosano Pharma Corp. † (a) ........... 0
69,537,173
Retail — 2 .8%
185,000 Arko Corp. ...................... 845,450
33,250 AutoNation Inc. † .................. 7,274,102
50,000 BBB Foods Inc. , Cl. A † .............. 1,348,000
10,000 CarMax Inc. † .................... 448,700
7,000 Casey's General Stores Inc. .......... 3,957,240
8,000 Copart Inc. † ..................... 359,760
27,360 Costco Wholesale Corp. ............. 25,325,237
59,700 CVS Health Corp. ................. 4,500,783
11,000 Lowe's Companies Inc. ............. 2,764,410
95,000 Macy's Inc. ..................... 1,703,350
17,000 Sally Beauty Holdings Inc. † .......... 276,760
5,000 Shake Shack Inc. , Cl. A † ............ 468,050
84,000 The Wendy's Co. .................. 769,440
90,000 Walmart Inc. .................... 9,275,400
59,316,682
Environmental Services — 2 .7%
30,000 Pentair plc ...................... 3,322,800
160,200 Republic Services Inc. .............. 36,762,696
15,620 Veolia Environnement SA ............ 531,454
67,500 Waste Management Inc. ............ 14,906,025

The Gabelli Equity Trust Inc.
Schedule of Investments (Continued) — September 30, 2025 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Environmental Services (Continued)
29,000 Zurn Elkay Water Solutions Corp. ...... $ 1,363,870
56,886,845
Electronics — 2 .6%
30,000 Arlo Technologies Inc. † ............. 508,500
3,200 Bel Fuse Inc. , Cl. A ................ 372,320
3,064 Bel Fuse Inc. , Cl. B ................ 432,085
2,000 CTS Corp. ...................... 79,880
5,000 Flex Ltd. † ....................... 289,850
40,000 Hitachi Ltd. , ADR ................. 1,052,000
42,500 Intel Corp. ...................... 1,425,875
35,161 Koninklijke Philips NV .............. 958,489
1,300 Mettler-Toledo International Inc. † ...... 1,595,893
170,000 Mirion Technologies Inc. † ........... 3,954,200
141,245 Sony Group Corp. , ADR ............. 4,066,444
31,200 TE Connectivity plc ................ 6,849,336
174,104 Texas Instruments Inc. ............. 31,988,128
1,000 Universal Display Corp. ............. 143,630
6,650 WESCO International Inc. ............ 1,406,475
55,123,105
Consumer Services — 2 .4%
6,030 Amazon.com Inc. † ................ 1,324,007
18,378 Angi Inc. † ...................... 298,826
78,000 API Group Corp. † ................. 2,680,860
393,500 Bollore SE ...................... 2,224,938
2,000 Deutsche Post AG ................. 89,087
34,500 IAC Inc. † ....................... 1,175,415
64,300 Matthews International Corp. , Cl. A ..... 1,561,204
688,000 Rollins Inc. ...................... 40,413,120
3,200 Travel + Leisure Co. ................ 190,368
49,957,825
Aviation: Parts and Services — 2 .4%
4,000 AAR Corp. † ..................... 358,680
14,000 Astronics Corp. † .................. 638,540
81,000 Curtiss-Wright Corp. ............... 43,978,140
4,000 JBT Marel Corp. .................. 561,800
96,000 Spirit AeroSystems Holdings Inc. , Cl. A † . 3,705,600
49,242,760
Consumer Products — 2 .3%
34,180 American Outdoor Brands Inc. † ....... 296,682
12,500 Christian Dior SE ................. 7,235,083
26,000 Church & Dwight Co. Inc. ........... 2,278,380
102,000 Edgewell Personal Care Co. .......... 2,076,720
85,000 Energizer Holdings Inc. ............. 2,115,650
35,500 Essity AB , Cl. B ................... 926,867
2,000 Givaudan SA .................... 8,120,093
54,000 Hanesbrands Inc. † ................ 355,860
17,300 Harley-Davidson Inc. ............... 482,670
1,170 Hermes International SCA ........... 2,861,289
Shares
Market
Value
4,000 Johnson Outdoors Inc. , Cl. A ......... $ 161,560
25,000 Mattel Inc. † ..................... 420,750
13,000 National Presto Industries Inc. ........ 1,457,950
24,000 Oil-Dri Corp. of America ............. 1,464,960
41,700 Philip Morris International Inc. ........ 6,763,740
49,500 Reckitt Benckiser Group plc .......... 3,806,618
54,500 Spectrum Brands Holdings Inc. ....... 2,862,885
12,600 Svenska Cellulosa AB SCA , Cl. B ....... 166,427
30,000 The Estee Lauder Companies Inc. , Cl. A .. 2,643,600
4,280 Unilever plc ..................... 253,272
4,200 Zalando SE † ..................... 128,256
46,879,312
Building and Construction — 2 .2%
6,000 AAON Inc. ...................... 560,640
3,500 Amrize Ltd. † ..................... 169,855
9,000 Amrize Ltd., Toronto † .............. 434,030
26,500 Arcosa Inc. ...................... 2,483,315
7,900 Ashtead Group plc ................ 527,517
18,000 Assa Abloy AB , Cl. B ............... 624,448
77,900 Canfor Corp. † .................... 685,690
2,500 Carrier Global Corp. ............... 149,250
2,700 CRH plc ........................ 323,730
4,000 D.R. Horton Inc. .................. 677,880
44,000 Fortune Brands Innovations Inc. ....... 2,349,160
35,400 Gencor Industries Inc. † ............. 517,902
82,250 Herc Holdings Inc. ................ 9,595,285
10,000 Holcim AG ...................... 845,927
35,200 Ibstock plc ...................... 65,898
157,300 Johnson Controls International plc ..... 17,295,135
32,000 Knife River Corp. † ................. 2,459,840
8,700 Lennar Corp. , Cl. B ................ 1,043,913
25,000 Masterbrand Inc. † ................. 329,250
12,000 Sika AG ........................ 2,669,681
13,000 Toll Brothers Inc. ................. 1,795,820
3,000 Vulcan Materials Co. ............... 922,860
46,527,026
Telecommunications — 1 .9%
100,000 America Movil SAB de CV , ADR ....... 2,100,000
8,200 AT&T Inc. ....................... 231,568
69,148 ATN International Inc. .............. 1,035,146
54,000 BCE Inc. ........................ 1,263,060
750,000 BT Group plc , Cl. A ................ 1,928,082
7,040,836 Cable & Wireless Jamaica Ltd. † (a) ..... 9,541
6,000 Cisco Systems Inc. ................ 410,520
8,000 Deutsche Telekom AG .............. 272,474
125,000 Deutsche Telekom AG , ADR .......... 4,268,750
51,000 GCI Liberty Inc., Escrow † (a) ......... 0
36,000 Hellenic Telecommunications Organization
SA .......................... 681,325
15,000 Hellenic Telecommunications Organization
SA , ADR ...................... 144,075

The Gabelli Equity Trust Inc.
Schedule of Investments (Continued) — September 30, 2025 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Telecommunications (Continued)
264,732 Koninklijke KPN NV ................ $ 1,270,275
130,045 Liberty Global Ltd. , Cl. A † ........... 1,490,316
163,064 Liberty Global Ltd. , Cl. C † ........... 1,916,002
1,100,000 NII Holdings Inc., Escrow † ........... 385,000
67,812 Sunrise Communications AG , Cl. A ..... 4,005,427
21,000 Telecom Argentina SA , ADR .......... 152,670
400,000 Telecom Italia SpA † ................ 209,122
70,000 Telefonica Brasil SA , ADR ........... 892,500
285,000 Telefonica SA , ADR ................ 1,447,800
243,200 Telephone and Data Systems Inc. ...... 9,543,168
50,000 TELUS Corp. .................... 787,526
46,075 TIM SA , ADR .................... 1,028,394
3,040 VEON Ltd. , ADR † ................. 165,467
46,500 Verizon Communications Inc. ......... 2,043,675
174,000 Vodafone Group plc ............... 201,625
98,000 Vodafone Group plc , ADR ........... 1,136,800
39,020,308
Broadcasting — 1 .9%
289,000 Canal+ SA ...................... 952,256
2,000 Cogeco Inc. ..................... 86,901
20,000 Corus Entertainment Inc.,
OTC , Cl. B † .................... 1,380
86,500 Fox Corp. , Cl. A ................... 5,454,690
95,500 Fox Corp. , Cl. B ................... 5,471,195
3,350 GCI Liberty Inc. , Cl. A † ............. 125,809
16,200 GCI Liberty Inc. , Cl. C † ............. 603,774
16,000 Gray Media Inc. .................. 92,480
16,750 Liberty Broadband Corp. , Cl. A † ....... 1,060,778
64,000 Liberty Broadband Corp. , Cl. C † ....... 4,066,560
36,250 Liberty Media Corp.-Liberty Formula One ,
Cl. A † ........................ 3,451,725
36,250 Liberty Media Corp.-Liberty Formula One ,
Cl. C † ........................ 3,786,312
16,900 Nexstar Media Group Inc. ........... 3,341,806
225,000 Paramount Skydance Corp. , Cl. B ...... 4,257,000
110,000 Sinclair Inc. ..................... 1,661,000
143,974 Sirius XM Holdings Inc. ............. 3,350,995
44,000 TEGNA Inc. ..................... 894,520
60,000 Television Broadcasts Ltd. † .......... 26,600
38,685,781
Computer Software and Services — 1 .8%
20,000 3D Systems Corp. † ................ 58,000
1,000 Akamai Technologies Inc. † ........... 75,760
2,000 Alphabet Inc. , Cl. A ................ 486,200
27,930 Alphabet Inc. , Cl. C ................ 6,802,351
1,500 Backblaze Inc. , Cl. A † .............. 13,920
1,250 Capgemini SE .................... 181,317
1,000 Check Point Software Technologies Ltd. † . 206,910
270 CrowdStrike Holdings Inc. , Cl. A † ...... 132,403
Shares
Market
Value
30,000 Fiserv Inc. † ..................... $ 3,867,900
2,000 Fortinet Inc. † .................... 168,160
90,000 Hewlett Packard Enterprise Co. ........ 2,210,400
17,500 I3 Verticals Inc. , Cl. A † ............. 568,050
270 Intuit Inc. ....................... 184,386
8,054 Kyndryl Holdings Inc. † ............. 241,862
10,705 Meta Platforms Inc. , Cl. A ........... 7,861,538
2,000 Micron Technology Inc. ............. 334,640
4,195 Microsoft Corp. .................. 2,172,800
12,000 MKS Inc. ....................... 1,485,240
25,000 Movella Holdings Inc. † ............. 52
30,400 N-able Inc. † ..................... 237,120
6,365 NVIDIA Corp. .................... 1,187,582
1,390 Oracle Corp. ..................... 390,924
145,000 Oxford Metrics plc ................ 81,709
30,000 PAR Technology Corp. † ............. 1,187,400
4,700 PSI Software SE † ................. 146,780
15,350 Rockwell Automation Inc. ........... 5,365,286
550 Salesforce Inc. ................... 130,350
251 ServiceNow Inc. † ................. 230,990
2,600 Temenos AG ..................... 209,685
4,500 Unity Software Inc. † ............... 180,180
20,800 Vimeo Inc. † ..................... 161,200
8,000 Weave Communications Inc. † ........ 53,440
36,614,535
Hotels and Gaming — 1 .6%
14,500 Accor SA ....................... 686,056
85,500 Caesars Entertainment Inc. † .......... 2,310,638
182,000 Entain plc ....................... 2,138,816
1,500 Flutter Entertainment plc † ........... 390,155
28,000 Gambling.com Group Ltd. † .......... 229,040
20,000 Genius Sports Ltd. † ............... 247,600
6,500 Hyatt Hotels Corp. , Cl. A ............ 922,545
44,000 Inspired Entertainment Inc. † ......... 412,720
7,000 Las Vegas Sands Corp. ............. 376,530
3,938,500 Mandarin Oriental International Ltd. .... 9,255,475
4,500 Marriott International Inc. , Cl. A ....... 1,171,980
70,000 MGM China Holdings Ltd. ........... 149,590
76,400 MGM Resorts International † ......... 2,648,024
18,000 Penn Entertainment Inc. † ............ 346,680
105,700 Ryman Hospitality Properties Inc. , REIT . 9,469,663
30,000 Super Group SGHC Ltd. ............. 396,000
200,000 The Hongkong & Shanghai Hotels Ltd. † . 150,091
4,000 Wyndham Hotels & Resorts Inc. ....... 319,600
9,300 Wynn Resorts Ltd. ................ 1,192,911
32,814,114
Cable and Satellite — 1 .2%
146,480 Comcast Corp. , Cl. A ............... 4,602,402
93,000 EchoStar Corp. , Cl. A † .............. 7,101,480
155,000 Liberty Latin America Ltd. , Cl. A † ...... 1,284,950

The Gabelli Equity Trust Inc.
Schedule of Investments (Continued) — September 30, 2025 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Cable and Satellite (Continued)
349,000 Rogers Communications Inc. , Cl. B ..... $ 12,030,030
25,018,862
Real Estate — 1 .2%
16,000 American Tower Corp. , REIT .......... 3,077,120
28,500 Blackstone Mortgage Trust Inc. , Cl. A, REIT 524,685
8,000 Bresler & Reiner Inc. † (a) ............ 2
85,000 Franklin BSP Realty Trust Inc. , REIT .... 923,100
10,000 Gaming and Leisure Properties Inc. , REIT 466,100
5,000 Howard Hughes Holdings Inc. † ....... 410,850
1,500 Millrose Properties Inc. ............. 50,415
105,000 Millrose Properties Inc. , REIT ......... 3,529,050
17,260 Rayonier Inc. , REIT ................ 458,081
95,843 Safehold Inc. , REIT ................ 1,484,608
56,000 Seritage Growth Properties , Cl. A † ..... 238,000
1,000 Simon Property Group Inc. , REIT ...... 187,670
54,000 Tejon Ranch Co. † ................. 862,920
229,500 The St. Joe Co. ................... 11,355,660
17,500 VICI Properties Inc. , REIT ........... 570,675
9,000 Weyerhaeuser Co. , REIT ............ 223,110
24,362,046
Metals and Mining — 1 .1%
31,500 Agnico Eagle Mines Ltd. ............ 5,309,640
200 Alliance Resource Partners LP ........ 5,057
36,000 Barrick Mining Corp. ............... 1,179,720
28,000 Cleveland-Cliffs Inc. † ............... 341,600
117,500 Freeport-McMoRan Inc. ............. 4,608,350
2,000 Materion Corp. ................... 241,620
60,000 Metallus Inc. † .................... 991,800
50,000 New Hope Corp. Ltd. ............... 129,693
117,000 Newmont Corp. .................. 9,864,270
10,000 Vale SA , ADR .................... 108,600
22,780,350
Transportation — 1 .0%
15,500 Ferrari Group plc .................. 155,045
122,200 GATX Corp. ..................... 21,360,560
500 Union Pacific Corp. ................ 118,185
21,633,790
Communications Equipment — 0 .9%
6,440 Apple Inc. ...................... 1,639,817
11,000 Arista Networks Inc. † .............. 1,602,810
162,500 Corning Inc. ..................... 13,329,875
22,500 Harmonic Inc. † ................... 229,050
1,750 Motorola Solutions Inc. ............. 800,258
4,500 QUALCOMM Inc. ................. 748,620
33,000 Telesat Corp. † ................... 874,500
19,224,930
Shares
Market
Value
Automotive — 0 .9%
21,100 Daimler Truck Holding AG ........... $ 867,532
7,500 Daimler Truck Holding AG , ADR ....... 155,550
14,300 General Motors Co. ................ 871,871
121,900 Iveco Group NV .................. 2,626,907
11,500 Mercedes-Benz Group AG ........... 721,929
103,000 PACCAR Inc. .................... 10,126,960
90,000 Piaggio & C SpA .................. 206,891
20,000 Stellantis NV .................... 186,800
300 Tesla Inc. † ...................... 133,416
3,075 Toyota Motor Corp. , ADR ............ 587,602
52,000 Traton SE ....................... 1,665,460
18,150,918
Specialty Chemicals — 0 .8%
8,000 AdvanSix Inc. .................... 155,040
3,000 DSM-Firmenich AG ................ 255,426
29,000 DuPont de Nemours Inc. ............ 2,259,100
5,000 FMC Corp. ...................... 168,150
15,000 H.B. Fuller Co. ................... 889,200
29,000 International Flavors & Fragrances Inc. .. 1,784,660
2,800 Johnson Matthey plc ............... 75,691
22,600 Rogers Corp. † ................... 1,818,396
102,500 Sensient Technologies Corp. ......... 9,619,625
13,000 SGL Carbon SE † .................. 48,077
25,000 Treatt plc ....................... 90,277
17,163,642
Wireless Communications — 0 .6%
15,000 Anterix Inc. † ..................... 322,050
107,500 Array Digital Infrastructure Inc. ........ 5,376,075
74,500 Millicom International Cellular SA ...... 3,616,230
105,000 Operadora De Sites Mexicanos SAB de CV 98,673
16,050 T-Mobile US Inc. .................. 3,842,049
13,255,077
Manufactured Housing and Recreational Vehicles — 0 .4%
400 Cavco Industries Inc. † .............. 232,292
39,500 Champion Homes Inc. † ............. 3,016,615
11,344 Legacy Housing Corp. † ............. 312,073
5,000 Martin Marietta Materials Inc. ......... 3,151,400
54,023 Nobility Homes Inc. ................ 1,620,690
8,333,070
Publishing — 0 .4%
1,400 Graham Holdings Co. , Cl. B .......... 1,648,234
272,000 Louis Hachette Group .............. 492,744
90,000 News Corp. , Cl. A ................. 2,763,900
82,000 News Corp. , Cl. B ................. 2,833,100
50,000 The E.W. Scripps Co. , Cl. A † .......... 123,000
7,860,978
Agriculture — 0 .3%
100,000 Archer-Daniels-Midland Co. .......... 5,974,000

The Gabelli Equity Trust Inc.
Schedule of Investments (Continued) — September 30, 2025 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Agriculture (Continued)
61,000 Limoneira Co. .................... $ 905,850
6,500 The Mosaic Co. ................... 225,420
7,105,270
Semiconductors — 0 .3%
8,000 Advanced Micro Devices Inc. † ........ 1,294,320
3,000 Applied Materials Inc. .............. 614,220
415 ASML Holding NV ................. 401,757
1,200 Axcelis Technologies Inc. † ........... 117,168
6,650 Broadcom Inc. ................... 2,193,902
2,000 GLOBALFOUNDRIES Inc. † ........... 71,680
200 Hensoldt AG ..................... 25,900
2,000 Lam Research Corp. ............... 267,800
3,000 nLight Inc. † ..................... 88,890
2,700 NXP Semiconductors NV ............ 614,871
23,758 SkyWater Technology Inc. † .......... 443,324
3,000 Taiwan Semiconductor Manufacturing Co.
Ltd. , ADR ..................... 837,870
6,971,702
Computer Hardware — 0 .1%
11,000 Dell Technologies Inc. , Cl. C .......... 1,559,470
5,500 HP Inc. ........................ 149,765
3,000 NETGEAR Inc. † ................... 97,170
1,806,405
Consumer Finance — 0.0%
7,500 Old Republic International Corp. ....... 318,525
Industrials — 0.0%
4,500 Clarkson plc ..................... 222,110
TOTAL COMMON STOCKS ........... 2,025,451,251
CLOSED-END FUNDS — 0 .5%
245,000 Altaba Inc., Escrow † ............... 330,750
4,285 Royce Global Trust Inc. ............. 55,491
36,600 Royce Small-Cap Trust Inc. .......... 590,358
728,500 SuRo Capital Corp. ................ 6,556,500
77,500 The Central Europe, Russia,
and Turkey Fund Inc. ............. 1,190,400
156,000 The New Germany Fund Inc. ......... 1,803,360
10,526,859
TOTAL CLOSED-END FUNDS ......... 10,526,859
PREFERRED STOCKS — 0.0%
Retail — 0.0%
41,097 QVC Group Inc. , 8.000% , 03/15/31 ..... 280,281
Shares
Market
Value
RIGHTS — 0.0%
Retail — 0.0%
70,000 Walgreens Boots Alliance Inc. , CVR † .... $ 35,000
WARRANTS — 0.0%
Energy and Utilities — 0.0%
2,504 Occidental Petroleum Corp. , expire
08/03/27 † ..................... 63,852
Principal
Amount
CONVERTIBLE CORPORATE BONDS — 0.0%
Cable and Satellite — 0.0%
$ 200,000 AMC Networks Inc. ,
4.250% , 02/15/29 ............... 191,500
U.S. GOVERNMENT OBLIGATIONS — 2 .3%
48,170,000 U.S. Treasury Bills,
3.776 % to 4.104% †† , 11/28/25 to
03/26/26 ...................... 47,730,938
TOTAL INVESTMENTS — 100 .0% .....
(Cost $ 1,083,756,473 ) ............ $ 2,084,279,681
(a) Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
† Non-income producing security.
†† Represents annualized yields at dates of purchase.
ADR American Depositary Receipt
CVR Contingent Value Right
REIT Real Estate Investment Trust
Geographic Diversification
% of Total
Investments
Market
Value
North America ...................... 84 .2% $ 1,754,769,202
Europe .............................. 12 .9 268,198,112
Latin America ....................... 1 .2 25,764,036
Japan ............................... 1 .1 22,578,823
Asia/Pacific ......................... 0 .6 12,969,508
Total Investments ................... 100.0% $ 2,084,279,681